Income taxes: (Details) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Deferred tax assets:
Net operating loss carryforwards	$ 15,154,000	$ 10,596,300	$ 8,352,700
Depreciation basis of assets	4,600	2,700	1,900
Deferred tax assets	15,158,600	10,599,000	8,354,600
Deferred tax liabilities:
Depletion basis of assets and related accounts	(85,800)	(1,012,600)	(785,200)
Deferred tax liabilities	(85,800)	(1,012,600)	(785,200)
Net deferred tax (liabilities) assets before valuation allowance	15,072,800	9,586,400	7,569,400
Valuation allowance	(15,072,800)	(9,586,400)	(7,569,400)
Difference between actual tax provision and amounts obtained by applying statutory tax rates to the income or loss before income taxes
Tax (benefit) calculated at statutory rate	(1,484,000)	(3,123,000)	(2,572,000)
Losses not providing tax benefits	1,484,000	3,123,000	2,572,000
Current federal income tax provision (benefit)	0
Change in valuation allowance	(5,486,400)	(2,017,000)	(416,100)
Net operating loss carryforwards
Net operating losses	44,570,500
[ExpirationDate2028Member]
Net operating loss carryforwards
Net operating losses	10,389,100
[ExpirationDate2029Member]
Net operating loss carryforwards
Net operating losses	11,065,900
[ExpirationDate2031Member]
Net operating loss carryforwards
Net operating losses	11,934,200
[ExpirationDate2032Member]
Net operating loss carryforwards
Net operating losses	8,923,800
[ExpirationDate2033Member]
Net operating loss carryforwards
Net operating losses	$ 2,257,500